LEASES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Leases
Below is a summary of our lease assets and liabilities at January 31, 2022 and January 31, 2021.

Below is a summary of our lease assets and liabilities at April 30, 2022 and January 31, 2022.

Leases	Classification	April 30, 2022	January 31, 2022
Assets
Operating	Operating Lease Assets	$213,714	$242,583
Liabilities
Current
Operating	Current Operating Lease Liability	$96,772	$100,001
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	114,423	138,551
Total lease liabilities		$211,195	$238,552

Below is a summary of our lease assets and liabilities at January 31, 2022 and January 31, 2021.

Leases	Classification	January 31, 2022	January 31, 2021
Assets
Operating	Operating Lease Assets	$242,583	$344,413
Liabilities
Current
Operating	Current Operating Lease Liability	$100,001	$90,286
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	138,551	244,049
Total lease liabilities		$238,552	$334,335